Results From Financial Transactions - Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 191	€ 279	€ (79)
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	(42)	99	69
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	30	85	(143)
Other [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 203	€ 95	€ (5)